Property, Plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,480	$ 2,628
Additions	274	212
Disposals	(4)	(13)
Impairment charge	(10)
Impairment reversal		4
Charge for the year	(325)	(309)
Exchange	100	(42)
Ending balance	2,515	2,480
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,811
Ending balance	4,192	3,811
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,331)
Ending balance	(1,677)	(1,331)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	621	595
Additions	95	83
Disposals	(1)	(7)
Charge for the year	(89)	(86)
Transfer		45
Exchange	22	(9)
Ending balance	648	621
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	927
Ending balance	1,047	927
Land and buildings | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(306)
Ending balance	(399)	(306)
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,776	1,936
Additions	159	114
Disposals	(2)	(6)
Impairment charge	(10)
Impairment reversal		4
Charge for the year	(205)	(192)
Transfer		(48)
Exchange	74	(32)
Ending balance	1,792	1,776
Plant, machinery and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,666
Ending balance	2,898	2,666
Plant, machinery and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(890)
Ending balance	(1,106)	(890)
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83	97
Additions	20	15
Disposals	(1)
Charge for the year	(31)	(31)
Transfer		3
Exchange	4	(1)
Ending balance	75	83
Dunnage and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	218
Ending balance	247	218
Dunnage and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(135)
Ending balance	$ (172)	$ (135)